Schedule of Investments(a)
Invesco India ETF (PIN)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.61%(b)
Communication Services-3.51%
Bharti Airtel Ltd.	234,541	$2,209,028
Indus Towers Ltd.	87,786	165,041
Info Edge India Ltd.	7,664	344,641
Sun TV Network Ltd.	9,879	55,825
Tata Communications Ltd.	11,428	172,557
Zee Entertainment Enterprises Ltd.	83,165	231,039
		3,178,131
Consumer Discretionary-10.06%
Bajaj Auto Ltd.	6,811	318,043
Balkrishna Industries Ltd.	8,086	220,224
Bata India Ltd.	6,061	113,464
Bharat Forge Ltd.	25,246	269,925
Bosch Ltd.	871	181,790
Dixon Technologies India Ltd.(c)	3,554	116,591
Eicher Motors Ltd.	14,084	562,347
Exide Industries Ltd.	46,038	101,867
Hero MotoCorp Ltd.	13,249	447,727
Indian Hotels Co. Ltd. (The)	82,992	306,043
Jubilant Foodworks Ltd.	36,301	216,956
Mahindra & Mahindra Ltd.	93,276	1,573,164
Maruti Suzuki India Ltd.	13,418	1,461,355
MRF Ltd.	274	304,175
Page Industries Ltd.	582	284,910
Relaxo Footwears Ltd.	7,246	72,768
Samvardhana Motherson International Ltd.	216,385	200,511
Sona Blw Precision Forgings Ltd.(c)	25,947	143,229
Titan Co. Ltd.	42,209	1,227,986
Trent Ltd.	18,174	266,188
Tube Investments of India Ltd.	9,800	314,073
TVS Motor Co. Ltd.	20,027	255,055
UNO Minda Ltd.	16,732	100,152
Whirlpool of India Ltd.	3,052	51,909
		9,110,452
Consumer Staples-8.49%
Britannia Industries Ltd.	12,062	636,279
Colgate-Palmolive (India) Ltd.	13,309	236,480
Dabur India Ltd.	58,495	398,648
Emami Ltd.	20,911	113,380
Gillette India Ltd.	790	47,155
Hindustan Unilever Ltd.	89,915	2,833,627
ITC Ltd.	299,989	1,295,269
Marico Ltd.	51,953	316,467
Nestle India Ltd.	3,631	844,263
Tata Consumer Products Ltd.	61,271	546,652
United Breweries Ltd.	6,902	134,750
Varun Beverages Ltd.	20,301	284,935
		7,687,905
Energy-12.21%
Bharat Petroleum Corp. Ltd.	101,253	424,782
Coal India Ltd.	191,719	527,759
Hindustan Petroleum Corp. Ltd.	69,484	202,286
Indian Oil Corp. Ltd.	415,726	415,651
Oil & Natural Gas Corp. Ltd.	373,810	663,644
Oil India Ltd.	33,241	94,515
Petronet LNG Ltd.	75,215	199,723
Reliance Industries Ltd.	296,058	8,527,128
		11,055,488
Financials-19.55%
AU Small Finance Bank Ltd.(c)	32,656	248,613
	Shares	Value
Financials-(continued)
Axis Bank Ltd.	230,490	$2,459,380
Bajaj Finance Ltd.	23,917	1,724,692
Bajaj Finserv Ltd.	38,733	637,091
Bajaj Holdings & Investment Ltd.	2,675	192,535
Bank of Baroda	103,714	213,556
Cholamandalam Investment and Finance Co. Ltd.	40,265	348,591
Federal Bank Ltd.	156,067	257,169
General Insurance Corp. of India(c)	11,305	25,451
HDFC Asset Management Co. Ltd.(c)	6,782	156,665
HDFC Life Insurance Co. Ltd.(c)	99,986	708,188
Housing Development Finance Corp. Ltd.	177,788	5,707,982
ICICI Bank Ltd.	158,622	1,622,975
ICICI Lombard General Insurance Co. Ltd.(c)	24,119	333,169
L&T Finance Holdings Ltd.	89,656	97,601
LIC Housing Finance Ltd.	32,925	161,773
Mahindra & Mahindra Financial Services Ltd.	59,353	169,011
Muthoot Finance Ltd.	10,718	137,028
Nippon Life India Asset Management Ltd.(c)	16,346	49,791
Piramal Enterprises Ltd.	12,672	133,653
Power Finance Corp. Ltd.	116,503	201,648
REC Ltd.	125,071	186,252
SBI Cards & Payment Services Ltd.	28,961	255,977
Shriram Finance Ltd.	23,929	376,900
State Bank of India	181,046	1,227,633
Yes Bank Ltd.(d)	316,551	66,649
		17,699,973
Health Care-5.69%
Aarti Pharmalabs Ltd.(d)	5,060	16,913
Alkem Laboratories Ltd.	2,469	90,986
Apollo Hospitals Enterprise Ltd.	10,058	523,850
Aurobindo Pharma Ltd.	26,581	132,688
Biocon Ltd.	45,538	130,757
Cipla Ltd.	51,843	645,689
Divi’s Laboratories Ltd.	12,925	524,197
Dr Lal PathLabs Ltd.(c)	3,492	89,819
Dr. Reddy’s Laboratories Ltd.	12,250	647,589
GlaxoSmithKline Pharmaceuticals Ltd.	4,248	64,686
Glenmark Pharmaceuticals Ltd.	15,110	70,955
Ipca Laboratories Ltd.	13,693	142,038
Laurus Labs Ltd.(c)	36,331	146,787
Lupin Ltd.	24,056	216,487
Sun Pharmaceutical Industries Ltd.	110,271	1,394,862
Torrent Pharmaceuticals Ltd.	9,762	181,573
Zydus Lifesciences Ltd.	25,421	134,137
		5,154,013
Industrials-6.34%
ABB India Ltd.	5,307	184,722
Adani Ports & Special Economic Zone Ltd.	82,075	615,785
Ashok Leyland Ltd.	143,627	263,652
Astral Ltd.	8,920	224,091
Bharat Electronics Ltd.	331,632	386,224
Container Corp. of India Ltd.	27,529	211,605
Cummins India Ltd.	13,551	238,372
Havells India Ltd.	24,093	349,453
Hindustan Aeronautics Ltd.(c)	8,326	260,131
Indian Railway Catering & Tourism Corp. Ltd.	30,461	237,270
L&T Technology Services Ltd.(c)	2,642	108,069
Larsen & Toubro Ltd.	69,833	1,814,444
Polycab India Ltd.	4,777	171,193
See accompanying notes which are an integral part of this schedule.

Invesco India ETF (PIN)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Industrials-(continued)
Schaeffler India Ltd.	4,047	$133,233
Siemens Ltd.	8,929	319,958
Voltas Ltd.	22,996	225,784
		5,743,986
Information Technology-17.20%
Coforge Ltd.	3,584	192,915
HCL Technologies Ltd.	110,059	1,512,980
Honeywell Automation India Ltd.	224	107,559
Infosys Ltd.	360,162	6,780,446
LTIMindtree Ltd.(c)	7,710	412,771
Mphasis Ltd.	10,407	264,992
Oracle Financial Services Software Ltd.	2,290	85,360
Persistent Systems Ltd.	4,975	285,599
Tata Consultancy Services Ltd.	103,505	4,266,186
Tata Elxsi Ltd.	3,437	278,249
Tech Mahindra Ltd.	61,375	763,288
Wipro Ltd.	128,004	626,903
		15,577,248
Materials-12.35%
Aarti Industries Ltd.	19,919	131,137
ACC Ltd.	8,541	205,876
Ambuja Cements Ltd.	68,796	338,000
Asian Paints Ltd.	45,731	1,527,904
Bayer CropScience Ltd.	1,287	70,011
Berger Paints India Ltd.	24,364	163,679
Castrol India Ltd.	48,610	69,923
Coromandel International Ltd.	10,926	119,563
Dalmia Bharat Ltd.	8,253	178,463
Deepak Nitrite Ltd.	7,423	171,063
Grasim Industries Ltd.	38,870	755,892
Gujarat Fluorochemicals Ltd.	3,482	118,503
Hindalco Industries Ltd.	142,970	821,139
Hindustan Zinc Ltd.	23,280	94,821
Jindal Steel & Power Ltd.	39,070	279,245
JSW Steel Ltd.	101,529	892,084
Kansai Nerolac Paints Ltd.	13,521	70,012
Linde India Ltd.	2,138	86,846
NMDC Ltd.	115,198	173,704
NMDC Steel Ltd.(d)(e)	123,943	58,243
PI Industries Ltd.	7,311	267,981
Pidilite Industries Ltd.	15,420	429,834
Shree Cement Ltd.	1,370	396,770
SRF Ltd.	14,348	383,441
Steel Authority of India Ltd.	144,991	160,925
	Shares		Value
Materials-(continued)
Tata Steel Ltd.		824,137	$1,212,818
UltraTech Cement Ltd.		11,604	1,005,488
UPL Ltd.		53,446	495,949
Vedanta Ltd.		124,293	507,815
			11,187,129
Real Estate-0.70%
DLF Ltd.		62,179	271,675
Embassy Office Parks REIT		61,074	245,119
Oberoi Realty Ltd.		11,783	118,579
			635,373
Utilities-3.51%
GAIL (India) Ltd.		264,230	307,528
Gujarat Gas Ltd.		20,153	112,595
Indraprastha Gas Ltd.		35,098	182,703
JSW Energy Ltd.		38,273	111,674
NHPC Ltd.		228,899	123,102
NTPC Ltd.		449,439	940,315
Power Grid Corp. of India Ltd.		318,647	845,080
Tata Power Co. Ltd. (The)		167,788	438,352
Torrent Power Ltd.		21,677	119,483
			3,180,832
Total Common Stocks & Other Equity Interests (Cost $87,403,006)			90,210,530
	Principal Amount
Non-U.S. Dollar Denominated Bonds & Notes-0.00%(f)
Consumer Staples-0.00%
Britannia Industries Ltd., Series N3, 5.50%, 06/03/2024 (Cost $6,123)	INR	445,614	5,283
	Shares
Money Market Funds-1.30%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(g)(h) (Cost $1,172,207)		1,172,207	1,172,207
TOTAL INVESTMENTS IN SECURITIES-100.91% (Cost $88,581,336)			91,388,020
OTHER ASSETS LESS LIABILITIES-(0.91)%			(820,794)
NET ASSETS-100.00%			$90,567,226

See accompanying notes which are an integral part of this schedule.

Invesco India ETF (PIN)—(continued)
January 31, 2023
(Unaudited)
Investment Abbreviations:
REIT-Real Estate Investment Trust
INR-Indian Rupee

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be India unless otherwise noted.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $2,799,274, which represented 3.09% of the Fund’s Net Assets.
(d)	Non-income producing security.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(g)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,199,581	$3,226,758	$(3,254,132)	$-	$-	$1,172,207	$12,838

(h)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$931,929	$89,220,358	$58,243	$90,210,530
Non-U.S. Dollar Denominated Bonds & Notes	-	5,283	-	5,283
Money Market Funds	1,172,207	-	-	1,172,207
Total Investments	$2,104,136	$89,225,641	$58,243	$91,388,020